Cover Cover		6 Months Ended
	Jul. 25, 2019	Jun. 30, 2019
Cover page.
Entity File Number		001-36373
Entity Tax Identification Number		95-3359658
Entity Address, Postal Zip Code		94568
City Area Code		510
Local Phone Number		352-5000
Document Type		8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name		TRINET GROUP INC
Entity Emerging Growth Company		false
Title of 12(b) Security		Common stock par value $0.000025 per share
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Written Communications		false
Soliciting Material		false
Entity Incorporation, State or Country Code		DE
Trading Symbol		TNET
Security Exchange Name		NYSE
Entity Address, Address Line One		One Park Place, Suite 600
Entity Address, City or Town		Dublin,
Entity Address, State or Province		CA